Deferred Revenue - Schedule of Deferred Revenue (Details)	12 Months Ended
	Mar. 31, 2026 USD ($)	Mar. 31, 2026 HKD ($)	Mar. 31, 2025 HKD ($)
Deferred Revenue [Abstract]
Beginning balance	$ 31,734	$ 248,797	$ 296,304
Decrease in deferred revenue included in the beginning balance as a result of recognition of revenue during current year	(31,734)	(248,797)	(292,795)
Increase in deferred revenue as result of cash collected in current year in advance of satisfaction of performance obligations	38,794	304,144	245,288
Ending balance	$ 38,794	$ 304,144	$ 248,797